Related parties (Schedule of Controlling Interests) (Details) - shares	Dec. 31, 2019	Dec. 31, 2018	Nov. 28, 2018
Disclosure of classes of share capital [line items]
Number of shares issued	59,167,584	60,483,447
Percentage of voting equity interests acquired	100.00%		20.00%
James F. Park [Member]
Disclosure of classes of share capital [line items]
Number of shares issued	8,278,251
Percentage of voting equity interests acquired	13.99%
Gerald O'Shaughnessy [Member]
Disclosure of classes of share capital [line items]
Number of shares issued	7,309,002
Percentage of voting equity interests acquired	12.35%
Compass Group LLC [Member]
Disclosure of classes of share capital [line items]
Number of shares issued	4,733,824
Percentage of voting equity interests acquired	8.00%
Renaissance technologies holding corp [Member]
Disclosure of classes of share capital [line items]
Number of shares issued	4,509,096
Percentage of voting equity interests acquired	7.62%
Manchester Financial Group, LP [Member]
Disclosure of classes of share capital [line items]
Number of shares issued	4,246,296
Percentage of voting equity interests acquired	7.18%
Juan Cristobal Pavez [Member]
Disclosure of classes of share capital [line items]
Number of shares issued	2,974,960
Percentage of voting equity interests acquired	5.03%
Other shareholders [Member]
Disclosure of classes of share capital [line items]
Number of shares issued	27,116,155
Percentage of voting equity interests acquired	45.83%